Discontinued Operations - Schedule of Discontinued Operations Consolidated Income Statements (Details) - Allied Integral United Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues, net	$ 573,825	$ 5,674,026
Operating expenses	598,995	3,770,306
Impairment	2,397,114
General and administrative	1,487,515	1,565,391
Total operating expenses	4,483,624	5,335,697
(Loss) income from operations	(3,909,799)	338,329
Interest expense	696,431	1,825,796
Gain on disposal of assets	(5,018,222)	(2,646,845)
Equity income from investees, net of applicable taxes	(402,976)	(1,228,133)
Loss on debt extinguishment		605,660
Other expenses	(300,572)
Total income	(5,025,340)	(1,443,521)
Net income	1,115,540	1,781,851
Hotel Room and Other [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues, net	353,437	3,367,517
Commercial Property Rental [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues, net	$ 220,388	$ 2,306,509